Employees - Summary of Movements in Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Current service cost	€ 245	€ 226	€ 271
Special termination benefits	4	6	9
Past service costs including losses/(gains) on curtailments	23	32	129
Settlements	4	(2)	6
Actuarial gain/(loss) arising from changes in demographic assumptions	222	(217)	(22)
Actuarial gain/(loss) arising from changes in financial assumptions	(210)	(2,963)	1,167
Actuarial gain/(loss) arising from experience adjustments	133	82	233
Liabilities [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	(24,356)	(23,062)
Current service cost	(245)	(226)
Employee contributions	0	0
Special termination benefits	(4)	(6)
Past service costs including losses/(gains) on curtailments	23	32
Settlements	12	(2)
Interest cost	(636)	(758)
Actuarial gain/(loss) arising from changes in demographic assumptions	222	(217)
Actuarial gain/(loss) arising from changes in financial assumptions	(210)	(2,963)
Actuarial gain/(loss) arising from experience adjustments	133	82
Benefit payments	1,239	1,326
Reclassification of benefits	8	2
Currency retranslation	871	1,436
Ending balance	(22,943)	(24,356)	(23,062)
Liabilities [member] | United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	(10,981)	(10,602)
Current service cost	(114)	(89)
Employee contributions	0	0
Past service costs including losses/(gains) on curtailments	5	5
Interest cost	(286)	(347)
Actuarial gain/(loss) arising from changes in demographic assumptions	312	23
Actuarial gain/(loss) arising from changes in financial assumptions	(189)	(1,919)
Actuarial gain/(loss) arising from experience adjustments	144	29
Benefit payments	457	456
Currency retranslation	397	1,463
Ending balance	(10,255)	(10,981)	(10,602)
Liabilities [member] | Netherlands [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	(4,877)	(4,443)
Current service cost	(6)	(3)
Employee contributions	0	0
Past service costs including losses/(gains) on curtailments	12	4
Interest cost	(86)	(109)
Actuarial gain/(loss) arising from changes in demographic assumptions	(96)	(19)
Actuarial gain/(loss) arising from changes in financial assumptions		(524)
Actuarial gain/(loss) arising from experience adjustments	(37)	46
Benefit payments	169	169
Reclassification of benefits	8	2
Ending balance	(4,913)	(4,877)	(4,443)
Liabilities [member] | Rest of World [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	(8,498)	(8,017)
Current service cost	(125)	(134)
Employee contributions	0	0
Special termination benefits	(4)	(6)
Past service costs including losses/(gains) on curtailments	6	23
Settlements	12	(2)
Interest cost	(264)	(302)
Actuarial gain/(loss) arising from changes in demographic assumptions	6	(221)
Actuarial gain/(loss) arising from changes in financial assumptions	(21)	(520)
Actuarial gain/(loss) arising from experience adjustments	26	7
Benefit payments	613	701
Currency retranslation	474	(27)
Ending balance	€ (7,775)	€ (8,498)	€ (8,017)